Discontinued Operations (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2026	Feb. 05, 2026
Discontinued Operations [Line Items]
Disposal gain	$ 89.3
Cash equivalents and restricted cash	1.3
Disposal net cash outflow	$ 1.3
ICONIQ [Member]
Discontinued Operations [Line Items]
Equity interest		100.00%
Nominal consideration (in Dollars per share)		$ 1